INSPIRE FIDELIS MULTI FACTOR ETF
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.8%
	AEROSPACE & DEFENSE - 0.9%
2,975	HEICO Corporation	$ 928,260

	ASSET MANAGEMENT - 3.4%
21,658	Federated Hermes, Inc.	1,150,040
7,497	Futu Holdings Ltd. - ADR	1,391,443
65,926	Patria Investments Ltd.	892,638
		3,434,121
	AUTOMOTIVE - 1.1%
29,869	Standard Motor Products, Inc.	1,159,216

	BANKING - 7.3%
23,800	Bank7 Corporation	1,180,717
24,871	Capital City Bank Group, Inc.	1,090,842
4,165	Credicorp Ltd.	1,071,238
121,618	Inter & Company, Inc.	1,044,699
41,293	Northeast Community Bancorp, Inc.	931,157
10,472	Northrim BanCorp, Inc.	984,682
8,806	Popular, Inc.	1,106,386
		7,409,721
	BIOTECH & PHARMA - 2.6%
39,865	Catalyst Pharmaceuticals, Inc.(a)	820,820
22,134	Exelixis, Inc.(a)	828,254
26,180	Royalty Pharma plc, Class A	941,957
		2,591,031
	CHEMICALS - 0.8%
9,163	CF Industries Holdings, Inc.	793,791

	COMMERCIAL SUPPORT SERVICES - 2.8%
171,955	Quad/Graphics, Inc.	1,145,220
15,589	Willdan Group, Inc.(a)	1,712,608
		2,857,828
	CONSUMER SERVICES - 2.5%
20,587	Carriage Services, Inc.	901,299
28,798	Perdoceo Education Corporation	942,846

INSPIRE FIDELIS MULTI FACTOR ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	CONSUMER SERVICES - 2.5% (Continued)
27,489	Universal Technical Institute, Inc.(a)	$ 730,933
		2,575,078
	E-COMMERCE DISCRETIONARY - 0.9%
381	MercadoLibre, Inc.(a)	942,179

	ELECTRIC UTILITIES - 1.7%
28,679	Clearway Energy, Inc., Class C	854,921
5,950	NRG Energy, Inc.	866,082
		1,721,003
	ELECTRICAL EQUIPMENT - 5.3%
9,758	Amphenol Corporation, Class A	1,062,256
6,426	BWX Technologies, Inc.	1,041,269
7,378	Itron, Inc.(a)	907,051
5,117	Powell Industries, Inc.	1,361,941
7,735	Vertiv Holdings Company	986,599
		5,359,116
	ENGINEERING & CONSTRUCTION - 5.5%
1,785	Comfort Systems USA, Inc.	1,255,533
8,687	Construction Partners, Inc., Class A(a)	1,041,571
15,946	Frontdoor, Inc.(a)	968,720
77,826	Great Lakes Dredge & Dock Corporation(a)	907,451
12,138	Primoris Services Corporation	1,438,959
		5,612,234
	FOOD - 2.7%
19,873	Pilgrim's Pride Corporation	883,355
8,092	Post Holdings, Inc.(a)	915,610
16,779	Tyson Foods, Inc., Class A	952,711
		2,751,676
	GAS & WATER UTILITIES - 0.9%
25,228	UGI Corporation	873,898

	HEALTH CARE FACILITIES & SERVICES - 5.1%
7,616	Encompass Health Corporation	927,324
68,068	Pediatrix Medical Group, Inc.(a)	1,171,450

INSPIRE FIDELIS MULTI FACTOR ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	HEALTH CARE FACILITIES & SERVICES - 5.1% (Continued)
41,293	Premier, Inc., Class A	$ 1,069,489
5,474	Tenet Healthcare Corporation(a)	1,009,022
5,355	Universal Health Services, Inc., Class B	972,361
		5,149,646
	HEALTH CARE REIT - 1.0%
5,950	Welltower, Inc.	1,001,266

	INDUSTRIAL SUPPORT SERVICES - 1.3%
34,629	Global Industrials, Co.	1,292,701

	INSTITUTIONAL FINANCIAL SERVICES - 2.2%
5,236	Houlihan Lokey, Inc.	1,043,273
3,198	Interactive Brokers Group, Inc., Class A	199,044
10,829	SEI Investments Company	955,984
		2,198,301
	INSURANCE - 2.6%
3,570	Progressive Corporation (The)	882,004
34,867	Universal Insurance Holdings, Inc.	850,406
12,495	W R Berkley Corporation	895,767
		2,628,177
	INTERNET MEDIA & SERVICES - 1.0%
67,592	Upwork, Inc.(a)	1,040,241

	LEISURE FACILITIES & SERVICES - 1.5%
20,230	BJ's Restaurants, Inc.(a)	678,919
5,117	Brinker International, Inc.(a)	798,149
		1,477,068
	MACHINERY - 1.0%
19,754	Graham Corporation(a)	968,934

	MEDICAL EQUIPMENT & DEVICES - 3.0%
3,094	Insulet Corporation(a)	1,051,590
3,689	ResMed, Inc.	1,012,667

INSPIRE FIDELIS MULTI FACTOR ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 3.0% (Continued)
3,808	STERIS PLC	$ 933,188
		2,997,445
	METALS & MINING - 2.3%
43,197	Barrick Mining Corp.	1,150,336
15,589	Newmont Corporation	1,159,821
		2,310,157
	OIL & GAS PRODUCERS - 3.8%
3,927	Cheniere Energy, Inc.	949,627
8,687	DT Midstream, Inc.	905,012
15,351	EQT Corporation	795,796
33,677	Par Pacific Holdings, Inc.(a)	1,166,571
		3,817,006
	OIL & GAS SERVICES & EQUIPMENT - 3.0%
95,200	Expro Group Holdings N.V.(a)	1,187,145
34,034	Natural Gas Services Group, Inc.	890,329
25,823	TechnipFMC plc	949,253
		3,026,727
	RETAIL - CONSUMER STAPLES - 0.8%
5,593	Sprouts Farmers Market, Inc.(a)	786,040

	RETAIL - DISCRETIONARY - 1.2%
2,261	Dillard's, Inc., Class A	1,204,842

	SEMICONDUCTORS - 3.0%
99,246	Himax Technologies, Inc. - ADR	807,862
21,896	Semtech Corporation(a)	1,271,939
4,284	Taiwan Semiconductor Manufacturing Company Ltd. - ADR	989,048
		3,068,849
	SOFTWARE - 5.0%
20,349	ACI Worldwide, Inc.(a)	1,004,223
37,009	Clear Secure, Inc., Class A	1,343,797
27,489	Digi International, Inc.(a)	954,418
74,613	UiPath, Inc., Class A(a)	829,697

INSPIRE FIDELIS MULTI FACTOR ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	SOFTWARE - 5.0% (Continued)
3,332	Veeva Systems, Inc., Class A(a)	$ 896,974
		5,029,109
	SPECIALTY FINANCE - 1.1%
9,282	Enova International, Inc.(a)	1,125,907

	STEEL - 0.9%
3,570	Carpenter Technology Corporation	859,942

	TECHNOLOGY HARDWARE - 8.3%
64,974	Daktronics, Inc.(a)	1,127,298
17,612	Diebold Nixdorf, Inc.(a)	1,076,269
19,873	Flex Ltd.(a)	1,065,590
4,641	Garmin Ltd.	1,122,287
4,046	InterDigital, Inc.	1,099,339
33,677	NETGEAR, Inc.(a)	915,004
38,318	NetScout Systems, Inc.(a)	953,735
24,633	TTM Technologies, Inc.(a)	1,097,893
		8,457,415
	TECHNOLOGY SERVICES - 6.7%
2,023	CACI International, Inc., A(a)	970,474
20,230	ExlService Holdings, Inc.(a)	885,669
21,539	Genpact Ltd.	976,578
54,383	Magic Software Enterprises Ltd.	1,103,975
13,090	MAXIMUS, Inc.	1,150,873
43,911	Remitly Global, Inc.(a)	813,671
54,621	TaskUS, Inc., Class A(a)	956,960
		6,858,200
	TELECOMMUNICATIONS - 2.9%
31,654	Iridium Communications, Inc.	787,868
55,216	Spok Holdings, Inc.	1,002,723
27,251	Telephone and Data Systems, Inc.	1,092,492
		2,883,083
	TRANSPORTATION & LOGISTICS - 2.8%
9,758	CH Robinson Worldwide, Inc.	1,255,854

INSPIRE FIDELIS MULTI FACTOR ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	TRANSPORTATION & LOGISTICS - 2.8% (Continued)
76,398	DHT Holdings, Inc.	$ 895,385
51,170	ZIM Integrated Shipping Services Ltd.	696,424
		2,847,663
	WHOLESALE - DISCRETIONARY - 0.9%
12,971	ePlus, Inc.	938,711

	TOTAL COMMON STOCKS (Cost $87,735,192)	100,976,582

	TOTAL INVESTMENTS - 99.8% (Cost $87,735,192)	$ 100,976,582
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%	174,147
	NET ASSETS - 100.0%	$ 101,150,729

ADR	- American Depositary Receipt
LTD	- Limited Company
NV	- Naamioze Vennootschap
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust
(a)	Non-income producing security.